Investments - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Trustwave Class A Common Stock [Member]	Dec. 31, 2013 Trustwave Class A Common Stock [Member]	Dec. 31, 2012 Trustwave Class A Common Stock [Member]	Nov. 21, 2013 Israel Based Limited Partnership Venture Capital Fund [Member]	Nov. 21, 2013 Maximum [Member]	Dec. 31, 2012 Series C Preferred Stock and Warrants [Member] M86 [Member]	Dec. 31, 2012 Series C Preferred Stock [Member] M86 [Member]
Schedule of Investments [Line Items]
Shares purchased	20,467,052									1,837,595	459,399
Cash consideration		$ 1,601,097
Shares converted					409,747
Additional shares received						224,000	224,000
Fair value of shares recorded as revenue		3,115,840
Shares, sold back			20,577
Shares repurchased value			286,227
Ownership percent		1.00%							10.00%
Original perpetual license agreement date		Nov. 02, 2009
Common stock shares granted	1,625,476	2,951,876
Common stock value		8,353,554
Investments	$ 500,000	$ 12,784,000						$ 5,000,000